OPERATING LEASES (Tables)	6 Months Ended
Jun. 30, 2026
Operating Leases
SCHEDULE OF LEASE EXPENSES

	June 30, 2026	June 30, 2025
	(Unaudited)	(Unaudited)
Operating lease expense	$324,782	$327,346
Short-term lease expense	18,306	20,791
Total operating lease costs	$343,088	$348,137
Other information
Operating cash flows used in operating leases	324,782	169,937
Weighted average remaining lease term (in years)	1.20	1.52
Weighted average discount rate	6.82%	10%

SCHEDULE OF OPERATING FUTURE LEASE PAYMENTS

Future lease payments included in the measurement of operating lease liabilities as of June 30, 2026 were as follows:

June 30, 2026
The remainder of 2026	$243,338
2027	288,180
Total lease liabilities	531,518
Less: discount on operating lease liabilities	(22,315)
Present value of operating lease liabilities	509,203
Less: Current portion of operating lease liabilities	(397,963)
Non-current portion of operating lease liabilities	$111,240